UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21680

                                                     Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                               Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.5%

U.S. Treasury Bond 3.000%, 11/15/44	$275	$301
U.S. Treasury Note
1.625%, 12/31/19	375	380
2.250%, 11/15/24	1,445	1,486

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,183)		2,167

FOREIGN GOVERNMENT SECURITIES—2.9%

Argentine Republic Series NY, 8.280%, 12/31/33(13)	351	352
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	39	16
RegS 7.750%, 10/13/19(4)	26	9
RegS 8.250%, 10/13/24(4)	165	58
7.650%, 4/21/25	465	159
9.375%, 1/13/34	195	73
Federative Republic of Brazil
12.500%, 1/5/22	250BRL	91
8.500%, 1/5/24	650BRL	199
Kingdom of Morocco 144A 4.250%, 12/11/22(3)(11)	200	207
Mongolia 144A 5.125%, 12/5/22(3)	200	170
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200	199
Republic of Chile 5.500%, 8/5/20	100,500CLP	171
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	240,000COP	109
4.375%, 3/21/23	229,000COP	80
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200	201
Republic of El Salvador 144A 6.375%, 1/18/27(3)	285	286
Republic of Iceland 144A 5.875%, 5/11/22(3)(11)	175	202
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,766,000IDR	300
Series FR63, 5.625%, 5/15/23	905,000IDR	62
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200	173
Republic of South Africa Series R203, 8.250%, 9/15/17	1,160ZAR	99
Russian Federation
144A 7.850%, 3/10/18(3)	10,000RUB	154
144A 4.875%, 9/16/23(3)(11)	200	192
United Mexican States
Series M, 6.000%, 6/18/15	3,398MXN	224

	PAR VALUE	VALUE

Series M, 6.500%, 6/9/22	$4,590MXN	$315

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $5,152)		4,101

MORTGAGE-BACKED SECURITIES—7.5%

Agency—0.6%
FNMA 3.000%, 6/1/43	877	898

Non-Agency—6.9%
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.024%, 6/25/33(2)	125	122
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	215	227
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	158	116
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	21	21
Bank of America (Countrywide) Home Loan Mortgage Pass-Through-Trust 05-6, 2A1 5.500%, 4/25/35	95	88
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	197	209
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	300	335
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	122	134
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	86	86
15-A, A1 3.500%, 6/25/58	205	208
Credit Suisse Commercial Mortgage Trust
15-WIN1, A6 144A 3.500%, 2/1/25(2)(3)	383	392
07 - C5, A1AM 5.870%, 9/15/40(2)	188	193
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.774%, 5/25/24(2)	225	207
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)	140	140
Goldman Sachs Mortgage Securities Trust
II 07-GG10, A4 5.796%, 8/10/45(2)	193	209
13-GC16, A2 3.033%, 11/10/46	800	833
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.752%, 6/25/35(2)	198	196
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	150	154

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	$202	$ 202
JP Morgan Chase Commercial Mortgage Securities Trust 23-C16, A2 3.070%, 12/15/46	700	733
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38	355	376
06-PW13, AM 5.582%, 9/11/41(2)	310	326
07- PW15, AM 5.363%, 2/11/44	150	156
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	300	326
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	194	204
07-LDPX, AM 5.460%, 1/15/49(2)	265	277
MASTR Alternative Loan Trust
04-4, 6A1 5.500%, 4/25/34	125	131
04-6, 7A1 6.000%, 7/25/34	97	98
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(3)	152	153
05-1, 1A5 144A 8.000%, 8/25/34(3)	133	143
Morgan Stanley Capital I Trust 07-IQ14, AM 5.649%, 4/15/49(2)	115	121
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	225	227
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	108	110
Residential Asset Mortgage Products, Inc. 04-SL4, A3 6.500%, 7/25/32	151	156
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	160	161
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 6/25/44(2)(3)	86	89
15-1, A1 144A 3.500%, 1/25/45(2)(3)	137	140
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	156	154
Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32	314	311
VFC LLC 15-3, B 144A 4.750%, 12/20/31(3)	250	249
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C32, A3 5.710%, 6/15/49(2)	300	321
15-LC20, B 3.719%, 4/15/50	185	190

		PAR VALUE	VALUE

Non-Agency—(continued)
07-C33, A5 5.960%, 2/15/51(2)	$	300	$327

			9,551

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $10,263)			10,449

ASSET-BACKED SECURITIES—2.6%

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)		195	208
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(3)		267	276
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.290%, 7/25/35(2)		251	249
05-12, 2A4 5.575%, 2/25/36(2)		160	161
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)		265	270
15-1A, C 144A 3.580%, 6/15/21(3)		445	448
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)		160	165
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)		50	51
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)		220	220
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)		140	141
15-A1, C 144A 4.100%, 12/15/20(3)		185	186
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)		224	225
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)		92	94
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)		168	171
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)		81	84
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)		161	163
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)		164	170
Vericrest Opportunity Loan Trust
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)		163	163
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)		158	158

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,552)			3,603

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—30.7%

Consumer Discretionary—5.1%
Acosta, Inc. 144A 7.750%, 10/1/22(3)	$145	$ 150
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	155	161
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	165	151
Boyd Gaming Corp. 9.000%, 7/1/20	160	173
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	100	105
144A 6.125%, 7/1/22(3)	65	68
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(13)	70	52
Caesars Entertainment Resort Properties LLC (Caesars Entertainment Resort Property) 8.000%, 10/1/20	50	50
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	95	73
CCO Holdings LLC
5.250%, 3/15/21	90	92
5.250%, 9/30/22	100	103
Churchill Downs, Inc. 5.375%, 12/15/21	180	183
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	360	381
Cleopatra Finance Ltd. 144A 6.250%, 2/15/22(3)	220	216
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	211
Family Tree Escrow LLC
144A 5.250%, 3/1/20(3)	35	37
144A 5.750%, 3/1/23(3)	75	79
Intelsat Jackson Holdings SA 5.500%, 8/1/23	180	171
International Game Technology 7.500%, 6/15/19	120	128
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	170	175
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	170	183
Lear Corp. 5.250%, 1/15/25	180	184
Meritor, Inc. 6.750%, 6/15/21	140	146
MGM Resorts International 6.000%, 3/15/23	190	196
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	75	80
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	175	188
Netflix, Inc. 144A 5.500%, 2/15/22(3)	100	103
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	20	21
Numericable Group SA 144A 6.000%, 5/15/22(3)	225	229
Penn National Gaming, Inc. 5.875%, 11/1/21	80	80

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	$195	$ 208
QVC, Inc. 5.125%, 7/2/22	125	133
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	105	112
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	90	92
Scientific Games International, Inc.
144A 6.625%, 5/15/21(3)	195	145
144A 7.000%, 1/1/22(3)	115	118
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	50	50
Sinclair Television Group, Inc. 5.375%, 4/1/21	175	180
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	175	181
Standard Pacific Corp. 5.875%, 11/15/24	75	77
Station Casinos LLC 7.500%, 3/1/21	235	251
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)(11)	135	134
Tenneco, Inc. 5.375%, 12/15/24	70	73
Toll Brothers Finance Corp.
4.000%, 12/31/18(11)	195	201
6.750%, 11/1/19	130	148
TRI Pointe Holdings, Inc. 144A 5.875%, 6/15/24(3)	185	181
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	25	25
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	195	218
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	180	190
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	200	208

		7,094

Consumer Staples—0.3%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	110	112
Ingles Markets, Inc. 5.750%, 6/15/23	140	146
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	75	77
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	50	51

		386

Energy—5.4%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	95	94
California Resources Corp. 144A 6.000%, 11/15/24(3)	120	106
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	215	222

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	$200	$ 161
CONSOL Energy, Inc. 5.875%, 4/15/22	130	118
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	190	192
Denbury Resources, Inc. 5.500%, 5/1/22	90	81
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	140	136
Energy Transfer Partners LP 5.875%, 1/15/24	190	201
EnQuest plc 144A 7.000%, 4/15/22(3)	200	143
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	155	143
FTS International, Inc. 144A 6.250%, 5/1/22(3)	90	67
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)(11)	200	174
Gulfmark Offshore, Inc. 6.375%, 3/15/22	155	123
Gulfport Energy, Corp. 7.750%, 11/1/20	180	185
Halcon Resources Corp. 8.875%, 5/15/21	200	141
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	110	114
Laredo Petroleum, Inc.
7.375%, 5/1/22	185	193
6.250%, 3/15/23	30	30
Linn Energy LLC 6.500%, 5/15/19	155	131
Lukoil International Finance BV 144A 7.250%, 11/5/19(3)	150	153
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	350	360
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	280	265
Newfield Exploration Co. 5.375%, 1/1/26	185	187
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	180	177
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	200	158
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	237	184
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	150	99
Parker Drilling Co. (The) 7.500%, 8/1/20	165	135
Petrobras Global Finance BV 5.375%, 1/27/21	145	132
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	130	86

	PAR VALUE	VALUE

Energy—(continued)
144A 6.000%, 5/16/24(3)	$530	$ 171
RegS 6.000%, 11/15/26(4)	425	135
Petroleos Mexicanos
6.000%, 3/5/20	360	411
4.875%, 1/18/24	60	64
PHI, Inc. 5.250%, 3/15/19	75	68
QEP Resources, Inc. 6.875%, 3/1/21	210	224
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	115
Regency Energy Partners LP
5.875%, 3/1/22	145	158
4.500%, 11/1/23	130	131
Rosetta Resources, Inc. 5.875%, 6/1/22	175	165
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(7)	200	158
Sabine Oil & Gas Corp. 7.250%, 6/15/19	190	31
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	135	136
SM Energy Co. 144A 6.125%, 11/15/22(3)	230	229
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	75	77
Targa Resources Partners LP 6.375%, 8/1/22	169	178
Transocean, Inc. 3.800%, 10/15/22	215	157
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)	185	184

		7,483

Financials—7.7%
Aircastle Ltd. 5.125%, 3/15/21(11)	345	361
Akbank TAS 144A 7.500%, 2/5/18(3)	300TRY	106
Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(11)	230	250
Ally Financial, Inc. 4.125%, 2/13/22	50	49
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200	201
Ares Capital Corp. 3.875%, 1/15/20	150	153
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(3)	150	150
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	260	288
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)(11)	160	163
144A 6.125%, 4/24/27(2)(3)(11)	215	234
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	145	157
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	330BRL	97
Banco Santander Chile 144A 3.875%, 9/20/22(3)(11)	155	158
Bancolombia S.A. 5.125%, 9/11/22	165	166

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Financials—(continued)
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	$	200	$211
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)		200	207
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)		255	227
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(2)(3)		115	115
Corporate Office Properties LP 3.600%, 5/15/23		190	184
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21		150	154
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(11)		250	249
E*Trade Financial Corp. 5.375%, 11/15/22		185	196
Eurasian Development Bank 144A 4.767%, 9/20/22(3)(11)		200	179
Fidelity National Financial, Inc. 5.500%, 9/1/22		40	44
First Cash Financial Services, Inc. 6.750%, 4/1/21		110	114
First Niagara Financial Group, Inc. 7.250%, 12/15/21(11)		200	224
General Motors Financial Co., Inc. 4.750%, 8/15/17		300	317
Genworth Holdings, Inc. 4.900%, 8/15/23(11)		225	193
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20		145	149
5.375%, 11/1/23		5	5
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)		185	197
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19		15	15
6.000%, 8/1/20		70	73
5.875%, 2/1/22		150	154
International Lease Finance Corp. 5.875%, 8/15/22		150	166
iStar Financial, Inc.
4.875%, 7/1/18		75	76
5.000%, 7/1/19		105	105
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)(11)		200	195
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(11)		200	183
Korea Finance Corp. 4.625%, 11/16/21(11)		200	225
Leucadia National Corp. 5.500%, 10/18/23		110	113
Lincoln National Corp. 6.050%, 4/20/67(2)(5)(11)		175	169

		PAR VALUE	VALUE

Financials—(continued)
Morgan Stanley
144A 10.090%, 5/3/17(3)	$	280BRL	$85
Series H, 5.450%, 12/29/49(2)		200	202
MPT Operating Partnership LP 5.500%, 5/1/24		65	69
Navient LLC
4.875%, 6/17/19		45	45
5.500%, 1/25/23		180	171
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)		200	189
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)		200	211
Progressive Corp. (The) 6.700%, 6/15/37(2)		225	237
Prudential Financial, Inc.
5.875%, 9/15/42(2)(11)		215	234
5.625%, 6/15/43(2)(5)(11)		75	80
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)(11)		250	275
Sabra Health Care LP 5.500%, 2/1/21		125	134
Schaeffler Finance BV 144A 4.750%, 5/15/21(3)(11)		205	208
Select Income REIT 4.500%, 2/1/25		180	180
Springleaf Finance Corp. 5.250%, 12/15/19		185	183
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)		160	167
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(11)		215	221
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)		100	51
Voya Financial, Inc. 5.650%, 5/15/53(2)		275	289
Walter Investment Management Corp. 7.875%, 12/15/21		260	234
WideOpenWest Finance LLC 10.250%, 7/15/19		135	146
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)		140	133

			10,716

Health Care—2.2%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22		65	65
Alere, Inc. 6.500%, 6/15/20		120	125
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(12)		40	41
Catamaran Corp. 4.750%, 3/15/21		120	134
Centene Corp. 4.750%, 5/15/22		150	156
Community Health Systems, Inc. 6.875%, 2/1/22		120	128
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)		150	133

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Health Care—(continued)
Endo Finance LLC 144A 5.375%, 1/15/23(3)	$	130	$130
HCA, Inc. 5.375%, 2/1/25		85	90
HealthSouth Corp. 5.750%, 11/1/24		180	188
IASIS Healthcare LLC 8.375%, 5/15/19		110	115
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)		60	63
LifePoint Hospitals, Inc. 5.500%, 12/1/21		130	137
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)		75	78
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)		125	130
Salix Pharmaceuticals Ltd. 144A 6.500%, 1/15/21(3)		35	39
Select Medical Corp. 6.375%, 6/1/21		185	184
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)		190	192
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)		110	111
4.500%, 4/1/21		240	236
8.125%, 4/1/22		295	326
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)		40	42
144A 7.500%, 7/15/21(3)		20	22
144A 5.625%, 12/1/21(3)		20	20
144A 5.500%, 3/1/23(3)		55	56
VRX Escrow Corp.
144A 5.875%, 5/15/23(3)		145	149
144A 6.125%, 4/15/25(3)		30	31

			3,121

Industrials—2.6%
ADT Corp. (The) 6.250%, 10/15/21		200	214
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)		135	144
Air Canada
144A 6.750%, 10/1/19(3)		185	198
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)		72	76
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)		30	29
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22		270	279
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18		41	41

		PAR VALUE	VALUE

Industrials—(continued)
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	$	108	$110
Bombardier, Inc. 144A 6.125%, 1/15/23(3)(11)		280	266
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)(11)		71	75
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)		180	182
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)		90	92
Carpenter Technology Corp. 4.450%, 3/1/23(11)		160	164
DP World Ltd. 144A 6.850%, 7/2/37(3)(11)		100	113
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)		120	123
Masco Corp.
5.950%, 3/15/22		135	152
4.450%, 4/1/25		60	62
Masonite International Corp. 144A 5.625%, 3/15/23(3)		40	41
Nortek, Inc. 8.500%, 4/15/21		175	188
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21(11)		124	135
Penske Truck Leasing Co. LP (Penske Truck Lease Finance Corp.) 144A 3.375%, 2/1/22(3)		70	70
Rexel SA 144A 5.250%, 6/15/20(3)		230	242
Spirit AeroSystems, Inc. 5.250%, 3/15/22		50	52
TransDigm, Inc. 6.000%, 7/15/22		190	191
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22		178	192
United Rentals North America, Inc. 5.500%, 7/15/25		115	118

			3,549

Information Technology—1.3%
Avaya, Inc. 144A 7.000%, 4/1/19(3)		175	175
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22(11)		160	168
First Data Corp. 11.750%, 8/15/21		555	644
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)		160	150
Interactive Data Corp. 144A 5.875%, 4/15/19(3)		135	136
KLA-Tencor Corp. 4.650%, 11/1/24		190	200
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)		110	111
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)		15	15
SunGard Data Systems, Inc. 6.625%, 11/1/19		145	150

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Information Technology—(continued)
VeriSign, Inc. 4.625%, 5/1/23	$	110	$110

			1,859

Materials—3.3%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)(11)		230	248
Ardagh Packaging Finance plc 144A 6.750%, 1/31/21(3)		200	202
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)		210	212
Cascades, Inc. 144A 5.500%, 7/15/22(3)		235	240
Cemex SAB de CV 144A 7.250%, 1/15/21(3)		200	214
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)		55	54
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)		200	193
Fibria Overseas Finance Ltd. 5.250%, 5/12/24		185	184
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)		90	76
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)		240	256
Hexion U.S. Finance Corp. 6.625%, 4/15/20		85	78
Ineos Finance plc 144A 8.375%, 2/15/19(3)		120	128
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)		200	198
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)(11)		200	204
Methanex Corp. 4.250%, 12/1/24		190	193
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)		80	81
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)		115	99
Reynolds Group Issuer, Inc. 8.250%, 2/15/21		190	204
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)(11)		420	443
Sealed Air Corp. 144A 4.875%, 12/1/22(3)		190	194
Tronox Finance LLC 6.375%, 8/15/20		170	167
United States Steel Corp. 6.875%, 4/1/21(11)		205	203
Vale Overseas Ltd. 4.375%, 1/11/22		200	192
Vedanta Resources plc
144A 9.500%, 7/18/18(3)		140	142
144A 6.000%, 1/31/19(3)		200	179

			4,584

Telecommunication Services—2.1%
Altice Financing SA 144A 6.625%, 2/15/23(3)		200	207

		PAR VALUE	VALUE

Telecommunication Services—(continued)
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	$	2,000MXN	$126
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(11)		200	217
CenturyLink, Inc. Series T 5.800%, 3/15/22		150	157
Cincinnati Bell, Inc. 8.375%, 10/15/20		120	128
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)		165	181
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)		230	232
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)(11)		200	209
Frontier Communications Corp. 6.250%, 9/15/21		215	217
Level 3 Financing, Inc. 7.000%, 6/1/20		185	199
Sprint Communications, Inc. 6.000%, 11/15/22		100	95
Sprint Corp. 7.250%, 9/15/21		125	126
T-Mobile USA, Inc.
6.125%, 1/15/22		95	98
6.731%, 4/28/22		30	32
6.500%, 1/15/24		65	68
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25		200	200
West Corp. 144A 5.375%, 7/15/22(3)		155	152
Windstream Corp. 7.750%, 10/15/20		260	268

			2,912

Utilities—0.7%
AmeriGas Partners LP 7.000%, 5/20/22		160	172
Calpine Corp. 144A 6.000%, 1/15/22(3)		5	5
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)		80	84
144A 7.625%, 11/1/24(3)		50	53
Electricite de France SA 144A 5.250% (2)(3)(5)(6)(11)		200	209
Majapahit Holding BV 144A 7.750%, 1/20/20(3)		160	190
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)		135	134
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)		80	83

			930

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $43,453)			42,634

LOAN AGREEMENTS(2)—6.1%
Consumer Discretionary—1.5%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22		155	155

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Affinity Gaming LLC 5.250%, 11/9/17	$109	$110
Aristocrat Leisure Ltd. 4.750%, 10/20/21	112	113
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	78
Caesars Entertainment Operating Co., Inc.
(Harrah’s Operating Company, Inc.) Tranche B-4, 1.500%, 10/31/16(13)	36	33
Tranche B-6, 1.500%, 3/1/17(13)	66	61
Tranche B-7, 1.500%, 1/28/18(13)	47	43
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	75	67
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	97	94
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22	86	86
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.928%, 1/30/19	195	186
Key Safety Systems, Inc. 4.750%, 8/29/21	95	95
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	188	189
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	163	163
Marina District Finance Co., Inc. 6.500%, 8/15/18	63	63
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	159	160
PetSmart, Inc. 5.000%, 3/11/22	31	31
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	88	89
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	63	62
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	226	201
U.S. Farathane Corp. 6.750%, 12/23/21	77	78

		2,157

Consumer Staples—0.2%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	138	140
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	113	115

		255

Energy—0.7%
Arch Coal, Inc. 6.250%, 5/16/18	233	181

	PAR VALUE	VALUE

Energy—(continued)
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	$136	$127
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	120	101
Expro Finservices S.A.R.L. 5.750%, 9/2/21	94	80
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	186	137
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	109	98
Seadrill Operating LP 4.000%, 2/21/21	108	86
Templar Energy LLC Second Lien, 8.500%, 11/25/20	154	105

		915

Financials—0.2%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	95	70
Capital Automotive LP Second Lien, 6.000%, 4/30/20	88	89
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	74	69

		228

Health Care—0.7%
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	53	53
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	135	134
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	49	49
Second Lien, 11.000%, 1/2/19	102	103
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	126	126
MMM Holdings, Inc. 9.750%, 12/12/17	42	37
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	30	27
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	102	102
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	37	37
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	167	168
Salix Pharmaceuticals Ltd. 5.500%, 1/2/20	46	46
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	20	20
Second Lien, 8.500%, 11/3/21	63	63

		965

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Industrials—0.8%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	$	15	$15
American Airlines, Inc. Tranche B, 3.750%, 6/27/19		147	147
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17		154	151
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20		130	130
DynCorp International, Inc. 6.250%, 7/7/16		103	103
Filtration Group Corp. Second Lien, 8.250%, 11/22/21		130	131
Headwaters, Inc. Tranche B, 4.500%, 3/24/22		7	7
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21		83	83
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21		155	154
Navistar, Inc. Tranche B, 5.750%, 8/17/17		90	91
Sedgwick Claims Management Services, Inc. Second Lien, 3.750%, 2/28/22		155	151

			1,163

Information Technology—1.4%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21		89	89
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22		131	131
Blue Coat Systems, Inc.
4.000%, 5/31/19		75	75
Second Lien, 9.500%, 6/26/20		286	292
Deltek, Inc. Second Lien, 10.000%, 10/10/19		108	109
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22		81	77
First Data Corp. 2018 Term Loan 3.674%, 3/23/18		246	246
Infinity Acquisition Ltd. 4.250%, 8/6/21		78	77
Kronos, Inc. Second Lien, 9.750%, 4/30/20		236	242
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20		65	65
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21		272	270
Presidio Holdings Ltd. Tranche B, 6.250%, 2/2/22		190	190
Riverbed Technologies, Inc. 0.000%, 2/25/22(8)		84	85

			1,948

		PAR VALUE	VALUE

Materials—0.4%
Berry Plastics Groups, Inc. Tranche E, 3.750%, 1/6/21	$	181	$181
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19		59	54
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20		95	95
INEOS U.S. Finance LLC 0.000%, 3/31/22(8)		11	11
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19		170	159

			500

Telecommunication Services—0.1%
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21		178	178

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21		37	38
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.662%, 10/10/17(13)		125	75

			113

TOTAL LOAN AGREEMENTS (Identified Cost $8,738)			8,422

		SHARES

PREFERRED STOCKS—1.4%

Energy—0.2%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)(11)		200(9)	201

Financials—1.2%
Ally Financial, Inc. Series A, 8.500%(2)		6,735	180
Citigroup, Inc. Series J, 7.125%(2)		6,800	188
Citigroup, Inc. Series N, 5.800%(2)		220(9)	221
General Electric Capital Corp. Series B 6.25%(2)(11)		100(9)	112
General Electric Capital Corp. Series C, 5.25%(2)		100(9)	103
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)		135(9)	139
JPMorgan Chase & Co. Series V, 5.000%(2)		190(9)	187
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(11)		140(9)	136
SunTrust Bank, Inc. 5.625%(2)		55(9)	56
Wells Fargo & Co. Series K, 7.980%(2)(11)		140(9)	153

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Zions Bancorp 6.950%(2)	7,760	$214

		1,689

TOTAL PREFERRED STOCKS (Identified Cost $1,863)		1,890

COMMON STOCKS—80.8%

Consumer Discretionary—2.1%
Eutelsat Communications SA	38,816	1,287
SES SA	46,144	1,633

		2,920

Energy—20.9%
Enbridge, Inc.	128,076	6,212
Keyera Corp.	20,420	1,358
Kinder Morgan, Inc.	85,586	3,600
ONEOK, Inc.	27,510	1,327
Pembina Pipeline Corp.	54,930	1,736
Plains GP Holdings LP Class A	42,070	1,193
Spectra Energy Corp.	97,210	3,516
TransCanada Corp.	85,408	3,649
Williams Cos., Inc. (The)	128,384	6,495

		29,086

Financials—4.2%
American Tower Corp. REIT	29,520	2,780
Crown Castle International Corp. REIT	37,185	3,069

		5,849

Industrials—10.0%
Abertis Infraestructuras SA	108,307	1,960
Atlantia SpA	99,739	2,622
Auckland International Airport Ltd.	367,627	1,237
Ferrovial SA	62,309	1,327
Flughafen Zuerich AG	1,909	1,505
Sydney Airport	341,680	1,348
Transurban Group	415,231	3,014
Vinci SA	16,117	922

		13,935

Telecommunication Services—14.9%
AT&T, Inc.	134,490	4,391
BCE, Inc.	21,187	898
BT Group plc	233,512	1,517
Nippon Telegraph & Telephone Corp. ADR	36,805	1,134
Singapore Telecommunications Ltd.	605,000	1,931

	SHARES	VALUE

Telecommunication Services—(continued)
TeliaSonera AB (Sweden)	186,705	$1,188
TELUS Corp.	42,322	1,406
Verizon Communications, Inc.	98,569	4,793
Vodafone Group plc Sponsored ADR	80,967	2,646
Windstream Holdings, Inc.	104,417	773

		20,677

Utilities—28.7%
ALLETE, Inc.	22,110	1,167
American Water Works Co., Inc.	32,495	1,762
APA Group	179,000	1,234
CMS Energy Corp.	39,050	1,363
Dominion Resources, Inc.	30,668	2,174
DTE Energy Co.(10)	16,600	1,340
Duke Energy Corp.	27,485	2,110
Edison International	20,520	1,282
Eversource Energy	25,945	1,311
Hera SpA	397,930	935
Iberdrola SA	201,480	1,300
ITC Holdings Corp.	31,710	1,187
National Grid plc	269,444	3,456
NextEra Energy, Inc.	35,610	3,705
NiSource, Inc.	47,835	2,112
Pennon Group plc	95,025	1,164
Portland General Electric Co.	37,620	1,395
PPL Corp.	33,910	1,141
Public Service Enterprise Group, Inc.	35,980	1,508
Questar Corp.	38,780	925
Sempra Energy	26,735	2,915
SevernTrent plc	35,620	1,088
Suez Environnement SA	50,125	864
Vectren Corp.	26,930	1,189
Veolia Environnement SA	63,785	1,208

		39,835

TOTAL COMMON STOCKS (Identified Cost $92,334)		112,302

	CONTRACTS

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index Fund expiration 04/02/15 strike price $2,225	685	0

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	CONTRACTS		VALUE
Call Options—(continued)
S&P 500® Index Fund expiration 04/10/15 strike price $2,200	755	$	8

			8

Put Options—0.1%
S&P 500® Index Fund expiration 04/02/15 strike price $1,995	685		17
S&P 500® Index Fund expiration 04/10/15 strike price $1,910	755		49

			66

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $193)			74

TOTAL LONG TERM INVESTMENTS—133.6% (Identified Cost $167,731)			185,642(14)

	SHARES
SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.140%)	1,977,960		1,978

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,978)			1,978

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—135.0% (Identified Cost $169,709)			187,620(1)

	CONTRACTS

WRITTEN OPTIONS—(0.3)%

Call Options—0.0%
S&P 500® Index Fund expiration 04/02/15 strike price $2,170	685		(3)
S&P 500® Index Fund expiration 04/10/15 strike price $2,150	755		(19)

			(22)

Put Options—(0.3)%
S&P 500® Index Fund expiration 04/02/15 strike price $2,050	685		(267)
S&P 500® Index Fund expiration 04/10/15 strike price $1,960	755		(132)

			(399)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $521)			(421)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—134.7% (Identified Cost $169,188)		187,199(1)
Other assets and liabilities, net—(34.7)%		(48,183)

NET ASSETS—100.0%	$	139,016

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GDN	Global Depository Notes
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note10 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $27,918 or 20.1% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	All or a portion is segregrated as collateral for written options.
(12)	100% of the income received was in cash.
(13)	Security in default, interest payments are being received during the bankruptcy proceedings
(14)	All or a portion of the portfolio is segregated as collateral for borrowings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	62%
Canada	9
United Kingdom	6
Australia	3
France	3
Italy	2
Spain	2
Other	13

Total	100%

† % of total investments net of written options as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31,

2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Asset-Backed Securities	$3,603	$—	$3,603
Corporate Bonds And Notes	42,634	—	42,634
Foreign Government Securities	4,101	—	4,101
Loan Agreements	8,422	—	8,422
Mortgage-Backed Securities	10,449	—	10,449
U.S. Government Securities	2,167	—	2,167
Equity Securities:
Preferred Stock	1,890	582	1,308
Common Stock	112,302	112,302	—
Short-Term Investment	1,978	1,978	—
Purchased Options	74	74	—

Total Investments before Written Options	$187,620	$114,936	$72,684

Written Options	$(421)	$(421)	—

Total Investments Net of Written Options	$187,199	$114,515	$72,684

There are no Level 3(significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $28,394 were transferred from Level 2 into

Level 1 based on our valuation procedures for non-U.S. securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Loan Agreements

Balance as of December 31, 2014:	$94
Accrued discount/(premium)	-	(c)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	4
Purchases	-
Sales(b)	-
Transfers into Level 3 (a)	-
Transfers from Level 3 (a)	(98)

Balance as of March 31, 2015	$-

(a) “Transfers into and/or from” represent the ending value as of March 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities if applicable.

(c) Amount less than $500

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to

Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2— DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

Other information regarding the Fund is available in the Fund’s most recent Report to

Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

Investments (before written options)	$169,751	$24,112	$(6,243)	$17,869
Written Options	(521)	166	(66)	100

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to

Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

NOTE 4 —ILLIQUID AND RESTRICTED SECURITIES

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it’s determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2015, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund’s investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Fund’s investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to

Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	05/29/15

* Print the name and title of each signing officer under his or her signature.